NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                                                   August 29, 2023

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -

Athena Behavioral Tactical Fund

Eagle MLP Strategy Fund

Princeton Adaptive Premium Fund

Toews Agility Shares Dynamic Tactical Income ETF

Toews Agility Shares Managed Risk ETF

Toews Hedged Oceana Fund

Toews Tactical Income Fund

Toews Hedged U.S. Fund

Toews Hedged U.S. Opportunity Fund

Toews Unconstrained Income Fund

Toews Tactical Defensive Alpha Fund

Post-Effective Amendment No. 1433, 1434, 1435 and 1436 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of, Athena Behavioral Tactical Fund, Eagle MLP Strategy Fund, Princeton Adaptive Premium Fund, Toews Agility Shares Dynamic Tactical Income ETF, Toews Agility Shares Managed Risk ETF, Toews Hedged Oceana Fund, Toews Tactical Income Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Unconstrained Income Fund, and Toews Tactical Defensive Alpha Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
Athena Behavioral Tactical Fund	1433	0001580642-23-004449	August 25, 2023
Eagle MLP Strategy Fund	1436	0001580642-23-004515	August 28, 2023
Princeton Adaptive Premium Fund	1435	0001580642-23-004512	August 28, 2023
Toews Agility Shares Dynamic Tactical Income ETF	1434	0001580642-23-004453	August 25, 2023
Toews Agility Shares Managed Risk ETF	1434	0001580642-23-004453	August 25, 2023
Toews Hedged Oceana Fund	1434	0001580642-23-004453	August 25, 2023
Toews Tactical Income Fund	1434	0001580642-23-004453	August 25, 2023
Toews Hedged U.S. Fund	1434	0001580642-23-004453	August 25, 2023
Toews Hedged U.S. Opportunity Fund	1434	0001580642-23-004453	August 25, 2023
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Toews Unconstrained Income Fund	1434	0001580642-23-004453	August 25, 2023
Toews Tactical Defensive Alpha Fund	1434	0001580642-23-004453	August 25, 2023

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or Stephanie Shearer at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary

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